UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1. REPORTS TO STOCKHOLDERS.

QCI Asset Management, Inc.

QCI Balanced Fund

ANNUAL REPORT

From October 1, 2018 through September 30, 2019

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the "Fund"). The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Rd., Suite 200, Raleigh, NC, 27609. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

COMPANY HISTORY

Originally founded in 1975, QCI Asset Management is a completely independent, 100% employee owned firm, managing investment portfolios for high net worth individuals, trusts, pension and retirement plans, corporations, higher education and other non-for-profit clients. We also provide objective, fee-based consulting advice to the fiduciaries for participant-directed retirement plans.

You Come First. Your financial success is what drives us. We're focused on helping you achieve your goals for the future. Highly responsive client service and regular, proactive communication is what you can expect from us.

Right Sized for Success. QCI Asset Management is small enough to offer you the personal service you deserve, yet large enough to back up that service with knowledgeable talent experienced in the finance industry. We conduct our own investment research and provide a wide range of services, all without selling you commission based financial products.

Consistent, Responsible Investment Practices. The basic principles of good investing never change. Accounts are structured with the goal of achieving acceptable, absolute performance during strong "up" markets, while providing superior relative returns in "down" markets. We follow well-defined processes at every step, with focused attention to detail and precision.

This approach is now broadly available via our QCI Balanced Fund. For more information and a prospectus, please call (800) 836-3960.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at e-qci.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

The QCI Balanced Fund is a series of the Starboard Investment Trust.

For More Information on the QCI Balanced Fund:

See Our Web site at e-qci.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/QCI, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/QCI.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Letter to Shareholders
(Unaudited)

November 2019

Dear shareholder,

Though the global economy has slowed over the past several years, we continue to believe that the risk of a US recession in the near term is low.  While the economy is stable, the sluggish growth rate provides very little room for error, and a mistake in fiscal or monetary policy could be the catalyst that triggers the next recession.

The recent collapse in interest rates has led us to alter our forecast and adjust portfolios accordingly. After flirting with the lows from 2016, we expect interest rates will grind higher as the US avoids recession.  A tight labor market will drive wage inflation and limit the number of rate cuts by the Fed.  To protect portfolios, we have reduced allocations to bonds and are limiting the sensitivity to interest rates.

The US stock market had recovered nicely through summer, but growing recession fears and rising trade tension have increased volatility.  Last winter, we aggressively bought stocks to capitalize on the abrupt sell off in the market.  We used the summer rally to trim back some of equity positions to dampen the effect of market volatility on portfolios.  We remain cautious on most asset classes but have a bias towards stocks over bonds.

At QCI, we had two big milestones this quarter.  In August, we celebrated our 1-year anniversary in our new home, and in September we dedicated our large conference room to our founder, Fred Gregory.  Please stop by to see the new Gregory Room on your next visit.

As always, thank you for trust and allowing us the privilege to manage your money.

Sincerely,

Edward Shill, CFA	Gerald Furciniti, CFA
Lead Portfolio Manager	Co-Portfolio Manager

(RCQCI1119001)

QCI Balanced Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from January 30, 2014 (Date of Initial Public Investment) to September 30, 2019

Comparison of the Change in Value of a $25,000 Investment

This graph assumes an initial investment of $25,000 at January 30, 2014 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts performance of the QCI Balanced Fund versus the Lipper Flexible Portfolio Funds. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

	Average Annual Total Returns

	As of	One	Five	Since
	September 30, 2019	Year	Year	Inception**
	QCI Balanced Fund - Institutional Class Shares	4.38%	5.78%	6.06%
	Lipper Flexible Portfolio Funds	4.10%	3.99%	1.58%

**	The Inception Date of the Fund is January 30, 2014.

				(Continued)

QCI Balanced Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from January 30, 2014 (Date of Initial Public Investment) to September 30, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles and derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses (such as litigation expenses)) to not more than 0.97% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through January 31, 2020.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. Without the waiver, the expenses would be 1.13% per the Fund’s most recent prospectus dated February 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

QCI Balanced Fund

Schedule of Investments

As of September 30, 2019
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 18.82%

Communication Services - 1.52%
Verizon Communications, Inc.	$875,000	3.450%	3/15/2021	$893,374
Verizon Communications, Inc.	65,000	4.600%	04/01/2021	67,506
				960,880
Consumer Staples - 1.49%
General Mills, Inc.	850,000	4.200%	4/17/2028	945,549
				945,549
Energy - 1.39%
Chevron Corp.	50,000	2.355%	12/5/2022	50,688
Chevron Corp.	815,000	2.566%	5/16/2023	831,597
				882,285
Financials - 4.26%
Bank of America Corp.	790,000	3.458%	10/21/2022	803,059
JP Morgan Chase & Co.	945,000	4.350%	8/15/2021	983,226
Visa, Inc.	855,000	3.150%	12/14/2025	911,611
				2,697,896
Industrials - 4.45%
Caterpillar, Inc.	925,000	3.900%	5/27/2021	953,133
John Deere Capital Corp.	960,000	2.800%	1/27/2023	983,929
Norfolk Southern Corp.	290,000	3.250%	12/1/2021	296,032
Norfolk Southern Corp.	575,000	3.000%	4/1/2022	586,274
				2,819,368
Information Technology - 5.71%
Apple, Inc.	920,000	2.850%	5/6/2021	934,501
Apple, Inc.	840,000	2.531%	5/11/2022	841,919
Microsoft Corp.	920,000	2.375%	5/1/2023	938,028
Oracle Corp.	890,000	2.400%	9/15/2023	900,890
				3,615,338

Total Corporate Bonds (Cost $11,780,395)				11,921,316

FEDERAL AGENCY OBLIGATIONS - 8.22%
Federal National Mortgage Association	2,265,000	2.000%	1/5/2022	2,282,453
Federal National Mortgage Association	1,375,000	2.625%	9/6/2024	1,440,288
Federal National Mortgage Association	1,470,000	1.875%	9/24/2026	1,481,339

Total Federal Agency Obligations (Cost $4,998,401)				5,204,080

UNITED STATES TREASURY NOTES - 11.31%
United States Treasury Note	350,000	1.000%	11/15/2019	349,950
United States Treasury Note	1,580,000	2.000%	11/30/2020	1,583,827
United States Treasury Note	2,885,000	1.625%	11/15/2022	2,889,282
United States Treasury Note	1,110,000	2.375%	8/15/2024	1,151,452
United States Treasury Note	1,060,000	3.125%	11/15/2028	1,189,850

Total United States Treasury Notes (Cost $7,034,520)				7,164,361
				(Continued)

QCI Balanced Fund

Schedule of Investments

As of September 30, 2019
		Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - 2.70%
	New York State Dormitory Authority	$60,000	3.630%	3/15/2027	$65,072
	New York State Urban Development Corp.	790,000	3.350%	3/15/2026	846,485
	New York State Urban Development Corp.	750,000	3.270%	3/15/2028	795,698

	Total Municipal Bonds (Cost $1,599,623)				1,707,255

REAL ESTATE INVESTMENT TRUST - 0.94%

Real Estate - 0.94%				Shares
	Americold Realty Trust			16,000	593,120

	Total Real Estate Investment Trust (Cost $532,807)				593,120

COMMON STOCKS - 48.78%

Communication Services - 4.01%				Shares
*	Alphabet, Inc. - Class C			806	982,514
*	Facebook, Inc. - Class A			2,800	498,624
	The Walt Disney Co.			4,300	560,376
	Verizon Communications, Inc.			8,225	496,461
					2,537,975
Consumer Discretionary - 5.27%
*	Amazon.com, Inc.			600	1,041,546
	McDonald's Corp.			3,500	751,485
	The Home Depot, Inc.			4,200	974,484
	The TJX Cos., Inc.			10,200	568,548
					3,336,063
Consumer Staples - 3.83%
	Altria Group, Inc.			8,175	334,357
	Constellation Brands, Inc.			3,000	621,840
	PepsiCo, Inc.			4,285	587,474
	The Procter & Gamble Co.			7,085	881,232
					2,424,903
Energy - 3.12%
	Chevron Corp.			4,000	474,400
	Enbridge, Inc.			20,848	731,348
	Exxon Mobil Corp.			10,000	706,100
	Occidental Petroleum Corp.			1,467	65,237
					1,977,085
Financials - 10.04%
	Bank of America Corp.			35,500	1,035,535
*	Berkshire Hathaway, Inc.			6,500	1,352,130
	Chubb Ltd.			3,075	496,428
	JP Morgan Chase & Co.			7,950	935,636
	Mastercard, Inc.			2,300	624,611
	The Charles Schwab Corp.			10,500	439,215
	The Goldman Sachs Group, Inc.			3,400	704,582
	The PNC Financial Services Group, Inc.			5,500	770,880
					6,359,017

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - 7.41%
	Abbott Laboratories	9,000	$753,030
	Acreage Holdings, Inc.	41,890	309,567
	Humana, Inc.	2,100	536,907
*	Incyte Corp.	8,000	593,840
	Johnson & Johnson	6,075	785,983
*	Regeneron Pharmaceuticals, Inc.	1,300	360,620
	Roche Holding AG	18,000	656,100
	Zimmer Biomet Holdings, Inc.	5,075	696,645
			4,692,692
Industrials - 5.52%
*	Gencor Industries, Inc.	15,000	174,150
	General Dynamics Corp.	2,700	493,371
	Granite Construction, Inc.	12,891	414,188
	Southwest Airlines Co.	15,000	810,150
	The Boeing Co.	2,300	875,081
*	The LS Starrett Co.	10,878	63,092
*	Transcat, Inc.	8,054	206,263
	United Parcel Service, Inc.	3,825	458,312
			3,494,607
Information Technology - 7.49%
	Apple, Inc.	5,000	1,119,850
*	Check Point Software Technologies Ltd.	5,000	547,500
	Cisco Systems, Inc.	9,000	444,690
	Intel Corp.	9,000	463,770
	Microsoft Corp.	5,000	695,150
	NVIDIA Corp.	4,100	713,687
*	ServiceNow, Inc.	1,800	456,930
	Universal Display Corp.	1,800	302,220
			4,743,797
Materials - 0.62%
	Ecolab, Inc.	2,000	395,800
			395,800
Utilities - 1.47%
	NextEra Energy, Inc.	4,000	931,960
			931,960

	Total Common Stocks (Cost $24,284,572)		30,893,899

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2019
		Shares	Value (Note 1)

PREFERRED STOCKS - 1.13%	Dividend
Financials - 0.72%	Rate
Bank of America Corp.	6.000%	3,850	$99,600
JP Morgan Chase & Co.	6.100%	5,450	141,264
Prudential Financial, Inc.	5.625%	4,050	112,590
The PNC Financial Services Group, Inc.	0.000%	3,750	102,862
			456,316
Real Estate - 0.17%
Public Storage	5.200%	4,250	106,590

Utilities - 0.24%
Duke Energy Corp.	5.625%	5,650	155,149

Total Preferred Stocks (Cost $684,913)			718,055

EXCHANGE-TRADED PRODUCTS - 2.02%

Emerging Markets - 0.74%
iShares MSCI India ETF		14,000	469,980

Fixed Income - 1.28%
Vanguard Mortgage-Backed Securities ETF		15,250	812,215

Total Exchange-Traded Products (Cost $1,229,603)			1,282,195

SHORT-TERM INVESTMENT - 5.85%
Fidelity Investments Money Market Government Portfolio -		Shares
Class I, 1.86% §		3,707,248	3,707,248

Total Short-Term Investment (Cost $3,707,248)			3,707,248

Total Value of Investments (Cost $55,852,082) - 99.77%			$63,191,529

Other Assets Less Liabilities - 0.23%			147,517

Net Assets - 100.00%			$63,339,046

* Non-income producing investment
§	Represents 7 day effective yield on September 30, 2019.

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2019

Summary of Investments
by Sector	% of Net
(Unaudited)	Assets	Value
Corporate Bonds	18.82%	$11,921,316
Federal Agency Obligations	8.22%	5,204,080
United States Treasury Notes	11.31%	7,164,361
Municipal Bonds	2.70%	1,707,255
Real Estate Investment Trust	0.94%	593,120
Common Stocks:
Communication Services	4.01%	2,537,975
Consumer Discretionary	5.27%	3,336,063
Consumer Staples	3.83%	2,424,903
Energy	3.12%	1,977,085
Financials	10.04%	6,359,017
Health Care	7.41%	4,692,692
Industrials	5.52%	3,494,607
Information Technology	7.49%	4,743,797
Materials	0.62%	395,800
Utilities	1.47%	931,960
Preferred Stocks:
Financials	0.72%	456,316
Real Estate	0.17%	106,590
Utilities	0.24%	155,149
Exchange-Traded Products:
Emerging Markets	0.74%	469,980
Fixed Income	1.28%	812,215
Short-Term Investment	5.85%	3,707,248
Other Assets Less Liabilities	0.23%	147,517
Total Net Assets	100.00%	$63,339,046

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities

As of September 30, 2019

Assets:
Investments, at value (cost $55,852,082)	$63,191,529
Receivables:
Fund shares sold	23,407
Due from Administrator (Note 2)	326
Dividends and interest	192,181
Prepaid expenses:
Registration and filing fees	11,518
Fund accounting fees	2,962
Insurance fees	59
Compliance fees	36

Total assets	63,422,018

Liabilities:
Payables:
Distributions	3,057
Due to broker	24,087
Fund shares purchased	14,676
Accrued expenses:
Advisory fees	19,587
Professional fees	18,289
Custody fees	2,553
Miscellaneous expenses	352
Shareholder fulfillment expenses	205
Interest expense	124
Security pricing fees	42

Total liabilities	82,972

Net Assets	$63,339,046

Net Assets Consist of:
Paid in Interest	$55,479,730
Distributable Earnings	7,859,316

Total Net Assets	$63,339,046
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	5,308,747
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.93

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations

For the fiscal year ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax $10,242)	$779,995
Interest	635,460

Total Investment Income	1,415,455

Expenses:
Advisory fees (Note 2)	450,229
Administration fees (Note 2)	62,532
Professional fees	48,914
Fund accounting fees (Note 2)	39,452
Registration and filing fees	35,763
Transfer agent fees (Note 2)	27,000
Custody fees (Note 2)	16,302
Shareholder fulfillment expenses	14,917
Compliance service fees (Note 2)	10,855
Security pricing fees	10,225
Trustee fees and meeting expenses (Note 3)	9,124
Miscellaneous expenses (Note 2)	4,200
Insurance fees	3,264
Interest expense	1,831

Total Expenses	734,608

Fees waived by the Advisor (Note 2)	(125,780)

Net Expenses	608,828

Net Investment Income	806,627

Realized and Unrealized Gain on Investments and Options Written

Net realized gain from investment transactions	1,569,259
Net realized gain from options written	2,157
Total realized gain	1,571,416

Net change in unrealized appreciation on investments	349,167
Net change in unrealized appreciation on options written	(1,486)
Total change in unrealized appreciation	347,681

Net Realized and Unrealized Gain on Investments and Options Written	1,919,097

Net Increase in Net Assets Resulting from Operations	$2,725,724

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets

For the fiscal years ended September 30,	2019	2018

Operations:
Net investment income	$806,627	$616,735
Net realized gain from investment transactions and options written	1,571,416	4,942,408
Net change in unrealized appreciation on investments and options written	347,681	781,936

Net Increase in Net Assets Resulting from Operations	2,725,724	6,341,079

Distributions to Shareholders from:	(6,532,249)	(616,485)

Decrease in Net Assets Resulting from Distributions	(6,532,249)	(616,485)

Beneficial Interest Transactions:
Shares sold	5,399,590	4,911,270
Reinvested dividends and distributions	6,472,821	608,382
Shares repurchased	(8,200,879)	(8,085,520)

Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,671,532	(2,565,868)

Net Increase (Decrease) in Net Assets	(134,993)	3,158,726

Net Assets:
Beginning of year	63,474,039	60,315,313
End of year	$63,339,046	$63,474,039

Institutional Share Class Information:
Shares sold	459,417	403,540
Reinvested distributions	586,765	49,467
Shares repurchased	(693,998)	(661,120)

Net Increase (Decrease) in Shares of Beneficial Interest	352,184	(208,113)

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights

For a share outstanding during the	Institutional Class Shares
years ended September 30,	2019		2018		2017		2016		2015

Net Asset Value, Beginning of Year	$12.81		$11.68		$10.95		$10.20		$10.53

Income (Loss) from Investment Operations:
Net investment income	0.15	(b)	0.12	(b)	0.10	(b)	0.11	(b)	0.10
Net realized and unrealized gain (loss)
on securities	0.27		1.13		0.73		0.75		(0.27)

Total from Investment Operations	0.42		1.25		0.83		0.86		(0.17)

Less Distributions to Shareholders:
Net investment income	(0.24)		(0.12)		(0.10)		(0.11)		(0.12)
Net realized gains	(1.06)		-		-		-		(0.04)

Total from Distributions to Shareholders	(1.30)		(0.12)		(0.10)		(0.11)		(0.16)

Net Asset Value, End of Year	$11.93		$12.81		$11.68		$10.95		$10.20

Total Return	4.38%		10.76%		7.59%		8.45%		(1.63)%

Net Assets, End of Year (in thousands)	$63,339		$63,474		$60,315		$58,349		$44,909

Ratios of:
Gross Expenses to Average Net Assets (a)	1.17%		1.14%		1.19%		1.18%		1.20%
Net Expenses to Average Net Assets (a)	0.97%		1.00%		1.00%		1.00%		1.00%
Net Investment Income to Average Net Assets (a)(c)	1.29%		0.99%		0.86%		1.05%		1.05%

Portfolio turnover rate	48.59%		43.92%		29.19%		38.35%		24.04%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b) Calculated using average shares method.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2019

1.       Organization and Significant Accounting Policies

The QCI Balanced Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate, diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the “Valuation Time”). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund’s investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2019 for the Fund’s assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$11,921,316	$-	$11,921,316	$-
Federal Agency Obligations	5,204,080	-	5,204,080	-
United States Treasury Notes	7,164,361	-	7,164,361	-
Municipal Bonds	1,707,255	-	1,707,255	-
Real Estate Investment Trust	593,120	593,120	-	-
Common Stocks*	30,893,899	30,893,899	-	-
Preferred Stocks*	718,055	718,055	-	-
Exchange-Traded Products*	1,282,195	1,282,195	-	-
Short-Term Investment	3,707,248	3,707,248	-	-
Total Assets	$63,191,529	$37,194,517	$25,997,012	$-

 *    Refer to the Schedule of Investments for industry classification.
(a)	The Fund held no Level 3 securities during the fiscal year ended September 30, 2019.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2019

There were no derivative instruments outstanding as of September 30, 2019.

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended September 30, 2019:

Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized gain from investments	$ (32,925)
Equity Contracts – written options	Net realized gain from options written	$ 2,157

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ (42,575)
Equity Contracts – written options	Net change in unrealized appreciation on options written	$ (1,486)

The following table represents the total premiums received or paid on options, which serve as an indicator of volume for options during the fiscal year ended September 30, 2019:

Derivative Type	Type	Total Value
Equity Contracts – purchased options	Premiums Paid	$ -
Equity Contracts – written options	Premiums Received	$ 254

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.  These amounts can be found on the Statement of Operations.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Board of Trustees.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2019

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to QCI Asset Management, Inc. (the “Advisor”) calculated at the annual rate of 0.72% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.97% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

For the fiscal year ended September 30, 2019, $450,229 in advisory fees were incurred, and $125,780 of fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2019, the Administrator received $4,200 in miscellaneous compensation expenses.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2019

A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $62,532 in administration fees, $16,302 in custody fees, and $39,452 in fund accounting fees for the fiscal year ended September 30, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $27,000 in transfer agent fees during the fiscal year ended September 30, 2019.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed. These expenses are included in the shareholder fulfillment expenses on the Statement of Operations.

3.       Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Board of Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2019

4.       Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$29,233,947	$31,855,808

Purchases of Government Securities	Proceeds from Sales of Government Securities
$6,349,937	$9,414,799

5.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years ended from September 30, 2016 through September 30, 2019, and the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the open tax years, the Fund did not incur any interest or penalties.

Distributions during the fiscal years ended were characterized for tax purposes as follows:

Distributions from
For the Fiscal Year Ended	Ordinary Income	Long-Term- Capital Gains
09/30/2019	$ 1,976,243	$ 4,556,006
09/30/2018	$ 616,485	$ -

 At September 30, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$55,869,834

Unrealized Appreciation	$8,219,037
Unrealized Depreciation	(897,342)
Net Unrealized Appreciation	7,321,695

Undistributed Long-Term Gains	537,621

Distributable Earnings	$7,859,316

6.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2019

7.       New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, require public entities to disclose certain new information and modify some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt the entire standard or portions of the standard.  The changes have been applied to the Fund’s financial statements for the fiscal year ended September 30, 2019.

8.       Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2019, Charles Schwab held 48.73% of the Fund and UMB Bank, N.A. held 35.10% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab and UMB Bank, N.A. are also owned beneficially.

9.       Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of the QCI Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of QCI Balanced Fund, a series of shares of beneficial interest in Starboard Investment Trust (the “Fund”), including the schedule of investments, as of September 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
November 25, 2019

QCI Balanced Fund

Additional Information
(Unaudited)

As of September 30, 2019

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended September 30, 2019.

During the fiscal year ended September 30, 2019, the Fund paid $1,291,379 in income distributions, $684,864 in short-term capital distributions, and $4,556,006 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

As of September 30, 2019

Institutional Class Shares	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,024.70	$4.92
	$1,000.00	$1,020.21	$4.91
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.97%, multiplied by 183/365 (to reflect the one-half year period).

5.       Approval of Investment Advisory Agreement

In connection with the regular Board meeting held on March 14, 2019, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided including, without limitation, the quality of investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s  objectives, policies and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the assets, and assist in the distribution of shares.  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.

The Advisor confirmed he expects no changes to management during the renewal term except that he expects to obtain a few new analysts.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii)
Performance.  The Trustees compared the performance of the Fund with the performance of its comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar or Lipper category average).   The Trustees noted that the Fund outperformed its peer group and category for all time periods shown.  After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(iii)
Fees and Expenses. The Trustees noted the management fee for the Fund under the Investment Advisory Agreement. The Trustees then compared the advisory fee and expense ratio of the Fund to other comparable funds. The Trustees noted that the management fee and expense ratio were higher than the peer group average but lower than the category average.  It was noted that the peer group includes a number of index funds, which typically have lower fees than active strategies like the Fund.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

As of September 30, 2019

Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Fund.  The Board noted that the Advisor realized a profit of 65% for the twelve months ended December 31, 2018, which the Independent Trustees regarded as substantial.  The Board considered the quality of the Advisor’s service to the Fund, including the favorable investment performance, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.

(v)
Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the maximum management fee would stay the same regardless of the asset levels.  The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

6.      Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,281 during the fiscal year ended September 30, 2019 from the Fund for their services to the Fund and Trust.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

As of September 30, 2019

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	16
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	16
Independent Trustee of World Funds Trust for its twenty-eight series, Chesapeake Investment Trust for its one series, DGHM Investment Trust for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	16	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	16	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)
As of September 30, 2019

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

QCI
ASSET M
, INC

GERALD FURCINITI, CFA

Co-Portfolio Manager

Jerry is a Portfolio Manager, Senior Equity Analyst, and serves as Co-Portfolio Manager of the QCI Balanced Fund. He is also QCI's Chief Technology Officer.

Jerry joined QCI in 2001 and became a Principal in 2017.

As an active member of the community, Jerry volunteers as a Director on the Board of the Rochester Rotary Charitable Trust. He previously served on the Board of Friendship Children's Center and the CFA Society of Rochester, where he is a past President. He has also mentored student teams that compete in the CFA Institute Research Challenge.

H. EDWARD SHILL, CFA

Lead Portfolio Manager

Ed is the President and CEO of QCI. He is also as the firm's Chief Investment Officer, and Lead Portfolio Manager of the QCI Balanced Fund.

Ed joined QCI in 1992 and became a Principal in 1994. In 2017, he became the majority shareholder of QCI and was named President and CEO.

Community service is a crucial part of Ed's life. He is an Honorary Director for Willow Domestic Violence Center, previously Alternatives for Battered Women (ABW), and has served on the board of the Society for the Protection & Care of Children.

Item 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) and Item 3(c) of Form N-CSR, serving on its audit committee.

As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – Audit fees billed for the QCI Balanced Fund (the Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the audit of the Fund’s annual financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Fund	September 30, 2018	September 30, 2019
QCI Balanced Fund	$11,800	$12,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2018 and September 30, 2019 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	September 30, 2018	September 30, 2019
QCI Balanced Fund	$2,000	$2,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended September 30, 2018 and September 30, 2019 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
The aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended September 30, 2018 and September 30, 2019 were $2,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 4, 2019

By:	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer

Date:	December 4, 2019